Inverse Mid-Cap Strategy Fund Expense Example - Class H [Member] - Inverse Mid-Cap Strategy Fund - Class H	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 173
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	978
Expense Example, with Redemption, 10 Years	$ 2,137